Goodwill, Intangibles and Other Assets (Details 1) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Dec. 31, 2014	Sep. 30, 2014
Goodwill Intangible Assets And Other Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 546,721	$ 196,386	$ 194,522	$ 166,033
Less: accumulated amortization	(132,294)	(119,081)	(106,999)	(101,727)
Finite-Lived Intangible Assets, Net, Total	414,427	77,305	87,523	64,306
Deferred Finance Costs, Net [Abstract]
Indefinite-lived trademarks	73,050	9,750	9,750	9,750
Other assets	1,270	1,233	10,916	4,237
Total other assets, net	488,747	88,288	108,189	78,293
Noncompete Agreements [Member]
Goodwill Intangible Assets And Other Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 2,824	$ 2,824	2,824	2,824
Finite-Lived Intangible Asset, Useful Life	4 years 4 months 10 days	4 years 3 months
Customer Relationships [Member]
Goodwill Intangible Assets And Other Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 542,187	$ 191,852	190,388	162,599
Finite-Lived Intangible Asset, Useful Life	18 years 11 months 16 days	15 years 1 month 6 days
Trademarks [Member]
Goodwill Intangible Assets And Other Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 1,100	$ 1,100	700
Finite-Lived Intangible Asset, Useful Life	4 years 11 days	4 years 3 months 11 days
Beneficial Lease Arrangements [Member]
Goodwill Intangible Assets And Other Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 610	$ 610	$ 610	$ 610